Warrant Liability	6 Months Ended
Jun. 30, 2020
Warrant Liability
Warrant Liability
11.	Warrant liability

The change in the Company’s warrant liability can be summarized as follows:

	Six months ended	Year ended
	June 30, 2020	December 31, 2019
	$	$
Balance – Beginning of period	2,255	3,634
Issuance of warrants (a)	2,325	3,457
Warrants exercised during the period	—	(318)
Net gain on change in fair value of warrant liability	(331)	(4,518)
Warrant liability reclassified to equity (b)	(4,237)	—
Balance – End of period	12	2,255
Current portion of warrant liability	12	6
Long-term portion of warrant liability	—	2,249

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of all warrants outstanding as at June 30, 2020.

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
December 2015 Warrants	2,331,000	0.802	7.10	0.16%	133.7%	0.46	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

A summary of the activity related to the Company’s share purchase warrants that are classified as a liability is provided below.

	Six months ended		Year ended
	June 30, 2020		December 31, 2019
	Number	Weighted average exercise price	Number	Weighted average exercise price
		$	$
Balance – Beginning of period	6,629,144	4.00	3,391,844	6.23
Exercised	—	—	(87,700)	1.07
Issued (a)	2,852,174	1.24	3,325,000	1.65
Reclassified to equity (b)	(6,177,174)	1.46	—	—
Expired (c)	(973,144)	4.60	—	—
Balance – End of period	2,331,000	7.10	6,629,144	4.00

(a)	Warrants issued

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market (note 13). Additionally, the Company issued to the investors unregistered warrants to purchase up to an aggregate of 2,608,696 common shares in a concurrent private placement. The warrants have an exercise price of $1.20 per common share, are exercisable immediately and will expire five and one-half years following the date of issuance. The Company also issued 243,478 warrants to the placement agent with an exercise price of $1.62 per common share, which are exercisable immediately and will expire five years following the date of issuance.

On July 7, 2020, the Company closed a public offering for gross proceeds of $12,000, with the issuance of common shares and warrants, see note 21.

2019

On September 20, 2019, the Company entered into a securities purchase agreement for $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50 (note 13). Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares. The warrants are exercisable commencing six months from the date of issuance, have an exercise price of $1.65 per share and expire 5 years following the date of issuance.

All issued warrants contain a provision where if, at any time while the warrants are outstanding, the Company completes a Fundamental Transaction (as defined in the warrant agreements) but is generally understood to be a change of control of the Company, the warrant holders will have the right to receive payment for the unexercised warrant (as defined in the warrant agreements).

(b)	Warrant liability reclassified to equity

The Company had issued 3,325,000 unregistered investor warrants in the September 2019 closed direct offering as well as 2,608,696 unregistered investor warrants and 234,478 unregistered placement agent warrants in the February 2020 closed direct offering transaction. The terms of the warrant agreement stated that if the warrants remained unregistered, the warrant holder could elect to exercise the warrants by way of a cashless exercise. This violated the fixed-for-fixed criterion due to the cashless exercise option, and accordingly these warrants had been accounted for as a liability.

Effective June 16, 2020, the Company registered the common shares underlying these warrants by way of a registration statement which eliminated the cashless exercise option on the warrants, on a one-for-one basis. Accordingly, as of June 16, 2020, the warrant liability was measured at fair value using Black-Scholes option pricing model, with the amount of the remeasurement loss recognized in the condensed interim consolidated statements of comprehensive loss. The carrying value of the warrants was then reclassified from warrant liability to other capital within equity (note 13).

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants as at June 16, 2020.

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk-free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
September 2019 Warrants	3,325,000	0.96	1.65	0.30%	104.5%	4.3	0.00%
February 2020 Investor Warrants	2,608,696	0.96	1.20	0.36%	119.3%	5.2	0.00%
February 2020 Placement Agent Warrants	243,478	0.96	1.62	0.32%	113.3%	4.7	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(c)	Warrants expired

On March 10, 2020, the Company had 28,144 share purchase warrants expire, each with an exercise price of $1.07. On May 1, 2020, the Company had 945,000 share purchase warrants expire, each with an exercise price of $4.70.